Fair Value of Financial Instruments At Adjusted Historical Cost (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Feb. 24, 2013		Nov. 25, 2012		Nov. 27, 2011
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	$ 56,785	[1]	$ 59,861	[1]	$ 54,975	[1]
Total	1,819,430	[1]	1,824,292	[1]	1,941,466	[1]
Fair Value | Senior revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0	[1]	199,767	[1]
Fair Value | Senior term loan due 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	275,622	[1]	324,484	[1]	316,562	[1]
Fair Value | Senior notes | 8.875% senior notes due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0	[1]	366,293	[1]
Fair Value | Senior notes | 7.75% Euro senior notes due 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	435,844	[1]	416,422	[1]	381,478	[1]
Fair Value | Senior notes | 7.625% senior notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	582,714	[1]	572,161	[1]	519,883	[1]
Fair Value | Senior notes | 6.875% senior notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	425,625	[1]	404,163	[1]	0	[1]
Fair Value | Bonds | 4.25% Yen-denominated Eurobonds due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	42,840	[1]	47,201	[1]	102,508	[1]
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	56,785		59,861		54,975
Total	1,709,004		1,733,901		1,981,382
Carrying Value | Senior revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0		200,267
Carrying Value | Senior term loan due 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	274,936		324,890		324,663
Carrying Value | Senior notes | 8.875% senior notes due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost			0		354,918
Carrying Value | Senior notes | 7.75% Euro senior notes due 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	404,190		387,433		401,495
Carrying Value | Senior notes | 7.625% senior notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	536,120		526,223		526,446
Carrying Value | Senior notes | 6.875% senior notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	393,382		386,838		0
Carrying Value | Bonds | 4.25% Yen-denominated Eurobonds due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	$ 43,591		$ 48,656		$ 118,618

[1]	Fair value estimate incorporates mid-market price quotes.